COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2014	$ 446
2015	277
2016	214
2017	220
2018	37
Total	1,194
Rent expense	$ 370	$ 527	$ 717